COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 5,621
2023	5,105
2024	3,107
2025	102
Lessee, Operating Lease, Liability, to be Paid, Total	$ 13,935